Share-based payments (Narrative) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) year shares	Dec. 31, 2021 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions | £	£ 5	£ 4
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	2,312,749
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	31.10%
Risk free interest rates	4.28%
Pure dividend yield rates	4.01%
Repo rates	(0.47%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	30.56%
Risk free interest rates	4.05%
Pure dividend yield rates	3.93%
Repo rates	(0.63%)
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable | shares	0	0